Revenue - Schedule of Revenues by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 5,367	$ 18,200	$ 26,519	$ 45,232	$ 53,467	$ 64,211
Spain
Disaggregation of Revenue [Line Items]
Revenue			3,001	3,715	4,618	6,852
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue			2,534	3,456
France
Disaggregation of Revenue [Line Items]
Revenue			2,431	4,423	5,569	6,032
Turkey
Disaggregation of Revenue [Line Items]
Revenue	966	3,517	1,573	5,495	5,494	4,079
Australia
Disaggregation of Revenue [Line Items]
Revenue	543	979
Italy
Disaggregation of Revenue [Line Items]
Revenue	511	626
Chile
Disaggregation of Revenue [Line Items]
Revenue		1,956			2,708	5,008
All Other Countries
Disaggregation of Revenue [Line Items]
Revenue	$ 3,347	$ 11,122	$ 16,980	$ 28,143	$ 35,078	$ 42,240